Accounts Receivable and Allowance for Credit Losses (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
The following are changes in the allowance for credit losses during the years ended December 31, 2022, 2021 and 2020:

	Balance at Beginning of Period	Changes to Costs and Expenses	Write-Offs Charged to Allowance	Exchange Rate Changes and Other Adjustments	Balance at End of Period
Allowance for Credit Losses
Year ended December 31, 2022	$12,334	$4,319	$(2,441)	$(685)	$13,527
Year ended December 31, 2021	$13,145	$653	$(946)	$(518)	$12,334
Year ended December 31, 2020	$11,716	$3,582	$(2,187)	$34	$13,145